Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates [abstract]
Jointly Controlled by Banco Santander	R$ 595,230	R$ 613,366	R$ 495,264
Banco RCI Brasil S.A.	509,890	458,292	427,801
Norchem Participações e Consultoria S.A.	21,078	26,105	25,550
Cibrasec - Companhia Brasileira de Securitização	0	7,298	7,438
Estruturadora Brasileira de Projetos S.A. - EBP	3,889	3,690	4,707
Gestora de Inteligência de Crédito	47,744	59,098	29,513
Campo Grande Empreendimentos	255	255	255
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)	0	51,073	0
Santander Auto S.A.	12,374	7,555	0
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)	454,280	419,016	350,440
Webmotors S.A.	296,216	273,721	197,930
Tecnologia Bancária S.A. - TECBAN	156,589	144,090	151,019
Hyundai Corretora de Seguros	934	0	0
PSA Corretora de Seguros e Serviços Ltda.	541	1,205	1,491
Significant Influence of Banco Santander		20,933	20,860
Norchem Holding e Negócios S.A.	21,252	20,933	20,860
Total	R$ 1,070,762	R$ 1,053,315	R$ 866,564